Equity-accounted investees - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 161,478	$ 296,954	[1]	$ 173,133	[1]	$ 143,648
Joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	7,137	6,913		$ 6,227
Group's share of cash and cash equivalents	$ 3,912	$ 3,814

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.